FOREIGN EXCHANGE, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Exchange, Net [Abstract]
Taxes recoverable	$ 18.6	$ (39.8)	$ 10.8
Trade accounts receivable and contract assets	(5.9)	(45.7)	11.8
Cash and cash equivalents and financial investments	(17.5)	0.9	(10.0)
Others assets	9.6	(14.9)	8.9
Contract liabilities	0.1	4.4	(0.3)
Loans and financing	(3.1)	3.6	(0.4)
Provisions	(25.4)	49.9	(18.8)
Taxes and payroll charges payable	(4.3)	9.7	(3.2)
Other payables	(7.2)	3.4	(1.0)
Trade accounts payable	4.1	19.8	(7.5)
Others liabilities	(5.7)	0.0	2.6
Foreign exchange	(36.7)	(8.7)	(7.1)
Derivative financial instruments	(4.4)	2.7	6.6
Foreign exchange losses, net	$ (41.1)	$ (6.0)	$ (0.5)